Summary of Significant Accounting Policies	3 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

Use of estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Company’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Amounts included in the financial statements, such those recorded in restructuring charges, can result from a complex series of judgments about future events and uncertainties and can heavily rely on estimates and assumptions. Actual results could differ from those estimates.

Research and development costs

Research and development costs are expensed as incurred. Research and development costs include salaries and personnel-related costs, consulting fees, fees paid for contract research services, the costs of laboratory equipment and facilities, development of intellectual property, license fees and other external costs. The Company accounts for government grants as a reduction of research and development expenses. Government grants are recorded at the time the related research and development costs have been incurred by the Company and, accordingly, become eligible for reimbursement. The Company accrues for government grants that have been earned but not yet received.

Nonrefundable advance payments for goods or services to be received in the future for use in research and development activities are deferred and capitalized. The capitalized amounts are expensed as the related goods are delivered or the services are performed.

Clinical Trial and Pre-Clinical Study Accruals

Prior to the discontinuation of the Company’s research and development activities, the Company estimated pre-clinical study and clinical trial expenses pursuant to contracts with research institutions and contract research organizations that conducted and managed pre-clinical studies and clinical trials on the Company’s behalf. These estimates were based on the level of service performed and the underlying agreement. Further, the Company accrued expenses related to clinical trials based on the level of patient enrollment and other activities according to the related agreements. The Company monitored patient enrollment levels and other activities to the extent reasonably possible and adjusted estimates accordingly. If actual costs incurred or the timing of services varied from the Company’s estimate, the Company adjusted the accrual accordingly. On September 20, 2016, the Company announced its decision to close the ongoing Phase 1 study of MRX34 and halted enrollment and dosing of patients in the study.

Stock-based compensation

The Company accounts for its stock-based compensation awards in accordance with ASC Topic 718, Compensation—Stock Compensation (“ASC 718”). ASC 718 requires all stock-based payments to employees, including grants of employee stock options, to be recognized in the statements of operations based on their grant date fair values. For stock options granted to employees and to members of the board of directors for their services on the board of directors, the Company estimates the grant date fair value of each option award using the Black-Scholes option-pricing model. The use of the Black-Scholes option-pricing model requires management to make assumptions with respect to the expected term of the option, the expected volatility of the common stock consistent with the expected life of the option, risk-free interest rates and expected dividend yields of the common stock. For awards subject to service-based vesting conditions, the Company recognizes stock-based compensation expense equal to the grant date fair value of stock options on a straight-line basis over the requisite service period less actual forfeitures.

Restructuring charges

Following the closing of the Phase 1 MRX34 clinical trial, the Company implemented a workforce reduction in the fourth quarter of 2016 to reduce operating expenses while it evaluates strategic alternatives. The majority of severance and benefits payments were settled during the first quarter of 2017. The Company entered into retention agreements with key employees necessary to close the Phase 1 clinical trial of MRX34 and maintain the continued operations of the Company. Under the retention agreements, employees must remain with the Company until June 30, 2017 or until terminated by the Company without cause prior to such date. The Company has recognized the restructuring liability for such retention agreements over the employees’ service period.

In accordance with ASC 420, Exit and Disposal Cost Obligations, the Company has also recognized contract termination costs in connection with a leased property it intended to occupy as its corporate headquarters and research facility, as well as a temporary lab in use prior to the discontinuation of the Company’s research and development activities. In addition, the Company has recognized asset impairments related to its lab equipment used in the Phase 1 clinical trial, construction in process, and other property and equipment for which the Company does not expect to receive a future benefit.

Fair value measurements

The Company records money market funds at fair value. ASC Topic 820, Fair Value Measurements and Disclosures, establishes a fair value hierarchy for those instruments measured at fair value that distinguishes between assumptions based on market data (observable inputs) and the Company’s own assumptions (unobservable inputs). The hierarchy consists of three levels:

•	Level 1—Unadjusted prices in active markets for identical assets or liabilities.

•	Level 2—Quoted prices for similar assets and liabilities in active markets, quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability.

•	Level 3—Unobservable inputs that reflect the Company’s own assumptions about the assumptions market participants would use in pricing the asset or liability in which there is little, if any, market activity for the asset or liability at the measurement date.

The carrying amounts reflected in the balance sheets for cash, prepaid expenses and other current assets, accounts payable, and accrued expenses approximate their fair values at March 31, 2017 and December 31, 2016, due to their short-term nature.

The Company evaluates transfers between levels at the end of each reporting period. There were no transfers of assets or liabilities between Level 1, Level 2 or Level 3 during the three months ended March 31, 2017 or 2016.

Restricted Cash

Restricted cash consists of cash amounts held for specific or limited purposes and, therefore, not available for general operating activities. In June 2016, the Company secured a standby letter of credit of $2.4 million for the benefit of the landlord for the Company’s lease of approximately 23,578 square feet of office and laboratory space in the event of default. The restricted cash consists of cash providing security under the terms of the lease described in Note 10.

As a result of the Lease Termination Agreement and Release described in Note 12, the landlord will release the letter of credit described above to the Company and the balance of restricted cash will be reclassified to cash and cash equivalents.

Marketable Securities

Marketable securities with maturities at purchase beyond one year, but less than twenty-four months, may be classified as short-term marketable securities based on their highly liquid nature and because such marketable securities represent the investment of cash that is available for current operations. Marketable securities with maturities at purchase beyond twenty-four months are classified as non-current. Available-for-sale securities are maintained by an investment manager and may consist of U.S. Treasury securities and government agency securities and corporate debt securities. Available-for-sale securities are carried at fair value with the unrealized gains and losses included in other comprehensive loss as a component of stockholders’ equity until realized. Any premium or discount arising at purchase is amortized and/or accreted to interest income and/or expense over the life of the instrument. Realized gains and losses are determined using the specific identification method and are included in other income.

If any adjustment to fair value reflects a decline in value of the investment, the Company considers all available evidence to evaluate the extent to which the decline is “other-than-temporary.” If the decline is other-than-temporary, the investment is marked to market through a charge to the Company’s statement of operations and comprehensive loss.

Recently Issued and Adopted Accounting Pronouncements

In March 2016, the Financial Accounting Standards Board (FASB) issued ASU 2016-09, Compensation—Stock Compensation (Topic 718): Improvements to Employee Share Based Payment Accounting (“ASU 2016-09”) as part of the FASB simplification initiative. The new standard provides for changes to accounting for stock compensation including 1) excess tax benefits and tax deficiencies related to share-based payment awards will be recognized as income tax expense in the reporting period in which they occur; 2) excess tax benefits will be classified as an operating activity in the statement of cash flow; 3) the option to elect to estimate forfeitures or account for them when they occur; and 4) increase tax withholding requirements threshold to qualify for equity classification. We adopted ASU 2016-09 in the quarter ended March 31, 2017 with an effective date of January 1, 2017 and made a policy election to account for forfeitures as they occur. In addition, the Company increased both its net operating loss deferred tax asset and its valuation allowance upon adoption of ASU 2016-09. This did not have an impact on net stockholders’ equity as the incremental deferred tax assets were fully offset by a corresponding increase in the deferred tax asset valuation allowance as of March 31, 2017. The cumulative effect of adoption was recorded in the quarter ended March 31, 2017 and did not have a material impact on our condensed financial statements.

2.	Summary of Significant Accounting Policies

Use of estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Company’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Prior to the IPO on October 6, 2015, the Company utilized significant estimates and assumptions in determining the fair value of its common stock. The board of directors determined the estimated fair value of the Company’s common stock based on a number of objective and subjective factors, including external market conditions affecting the biotechnology industry sector and the prices at which the Company sold shares of convertible preferred stock, the superior rights and preferences of securities senior to its common stock at the time and the likelihood of achieving a liquidity event, such as an initial public offering or sale of the Company.

Prior to its IPO, the Company utilized various valuation methodologies in accordance with the framework of the American Institute of Certified Public Accountants, or AICPA, Audit and Accounting Practice Aid Series: Valuation of Privately Held Company Equity Securities Issued as Compensation, or the AICPA Practice Aid, to estimate the fair value of its common stock. The methodologies included the Option Pricing Method utilizing the Backsolve Method (a form of the market approach defined in the AICPA Practice Aid) and the Probability-Weighted Expected Return Method based upon the probability of occurrence of certain future liquidity events such as an initial public offering or sale of the Company. Each valuation methodology includes estimates and assumptions that require the Company’s judgment. Significant changes to the key assumptions used in the valuations could result in different fair values of common stock at each valuation date.

Research and development costs

Research and development costs consist of costs the Company incurred for its own research and development activities and for preclinical studies and clinical trials. Research and development costs include salaries and personnel-related costs, consulting fees, fees paid for contract research services, the costs of laboratory equipment and facilities, license fees and other external costs. These research and development costs are expensed when incurred.

The Company records upfront and milestone payments made to third parties under licensing arrangements as an expense. Upfront payments are recorded when incurred and milestone payments are recorded when the specific milestone has been achieved.

The Company accounts for government grants as a reduction of research and development expenses. Government grants are recorded at the time the related research and development costs have been incurred by the Company and, accordingly, become eligible for reimbursement. The Company accrues for government grants that have been earned but not yet received.

Nonrefundable advance payments for goods or services to be received in the future for use in research and development activities are deferred and capitalized. The capitalized amounts are expensed as the related goods are delivered or the services are performed.

Stock-based compensation

The Company accounts for its stock-based compensation awards in accordance with ASC Topic 718, Compensation—Stock Compensation (“ASC 718”). ASC 718 requires all stock-based payments to employees, including grants of employee stock options, to be recognized in the statements of operations based on their grant date fair values. For stock options granted to employees and to members of the board of directors for their services on the board of directors, the Company estimates the grant date fair value of each option award using the Black-Scholes option-pricing model. The use of the Black-Scholes option-pricing model requires management to make assumptions with respect to the expected term of the option, the expected volatility of the common stock consistent with the expected life of the option, risk-free interest rates and expected dividend yields of the common stock. For awards subject to service-based vesting conditions, the Company recognizes stock-based compensation expense, net of estimated forfeitures, equal to the grant date fair value of stock options on a straight-line basis over the requisite service period.

Clinical trial and pre-clinical study accruals

Prior to the discontinuation of the Company’s research and development activities, the Company estimated pre-clinical study and clinical trial expenses pursuant to contracts with research institutions and contract research organizations that conducted and managed pre-clinical studies and clinical trials on the Company’s behalf. These estimates were based on the level of service performed and the underlying agreement. Further, the Company accrued expenses related to clinical trials based on the level of patient enrollment and other activities according to the related agreements. The Company monitored patient enrollment levels and other activities to the extent reasonably possible and adjusted estimates accordingly. If actual costs incurred or the timing of services varied from the Company’s estimate, the Company adjusted the accrual accordingly. On September 20, 2016 the Company announced its decision to close the ongoing Phase 1 study of MRX34 and halted enrollment and dosing of patients in the study.

Restructuring

Following the closing of the Phase 1 MRX34 clinical trial, the Company implemented a workforce reduction in the fourth quarter of 2016 to reduce operating expenses while it evaluates strategic alternatives. The majority of severance and benefits payments were settled during the first quarter of 2017. The Company entered retention agreements with key employees necessary to close the Phase 1 clinical trial of MRX34 if employees remained with the Company until June 30, 2017 or were terminated by the Company without cause prior to such date. The Company has recognized the restructuring liability for such retention agreements over the employees’ service period.

In accordance with ASC 420, Exit and Disposal Cost Obligations, the Company has also recognized contract termination costs in connection with a leased property it intended to occupy as its corporate headquarters and research facility, as well as a temporary lab in use prior to the discontinuation of the Company’s research and development activities. In addition, the Company has recognized asset impairments related to its lab equipment used in the Phase 1 clinical trial, construction in process, and other property and equipment for which the Company does not expect to receive a future benefit.

Amounts recorded in restructuring charges can result from a complex series of judgments about future events and uncertainties and can heavily rely on estimates and assumptions.

Income taxes

Income taxes are recorded in accordance with ASC 740, Accounting for Income Taxes (“ASC 740”), which provides for deferred taxes using an asset and liability approach. The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. The Company determines its deferred tax assets and liabilities based on differences between financial reporting and tax bases of assets and liabilities, which are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Valuation allowances are provided if, based upon the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

The Company accounts for uncertain tax positions in accordance with the provisions of ASC 740. When uncertain tax positions exist, the Company recognizes the tax benefit of tax positions to the extent that the benefit will more likely than not be realized. The determination as to whether the tax benefit will more likely than not be realized is based upon the technical merits of the tax position as well as consideration of the available facts and circumstances. As of December 31, 2016 and 2015, the Company does not have any significant uncertain tax positions.

Comprehensive loss

Comprehensive loss is composed of net loss and other comprehensive income or loss. Other comprehensive loss consists of unrealized gains and losses on marketable securities.

Cash and cash equivalents

The Company considers highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. Cash equivalents, which consist primarily of cash, money market funds and U.S. treasury and agency securities with a maturity of less than 90 days when purchased, are stated at fair value.

Concentrations of credit risk

Financial instruments that potentially subject the Company to credit risk consist primarily of cash and cash equivalents and short-term marketable securities. The Company holds these investments in U.S. treasury and agency securities and highly-rated corporate debt securities, and limits the amounts of credit exposure to any one financial institution. These amounts at times may exceed federally insured limits. The Company has not experienced any credit losses in such accounts and does not believe it is exposed to any significant credit risk on these funds. The Company has no off-balance sheet concentrations of credit risk, such as foreign currency exchange contracts, option contracts or other hedging arrangements.

At December 31, 2016, available-for-sale securities are invested in U.S. treasury and agency securities and highly-rated corporate debt securities that had a maturity date of three months or greater when acquired. As discussed in Note 3, the fair value of these securities was $44.1 million, or $4,000 less than their original par value purchase price.

Fair value measurements

The Company records money market funds at fair value. ASC Topic 820, Fair Value Measurements and Disclosures, establishes a fair value hierarchy for those instruments measured at fair value that distinguishes between assumptions based on market data (observable inputs) and the Company’s own assumptions (unobservable inputs). The hierarchy consists of three levels:

•	Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities.

•	Level 2—Quoted prices for similar assets and liabilities in active markets, quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability.

•	Level 3—Unobservable inputs that reflect the Company’s own assumptions about the assumptions market participants would use in pricing the asset or liability in which there is little, if any, market activity for the asset or liability at the measurement date.

The carrying amounts reflected in the balance sheets for cash, prepaid expenses and other current assets, accounts payable, and accrued expenses approximate their fair values at December 31, 2016 and 2015, due to their short-term nature.

There have been no changes to the valuation methods during the years ended December 31, 2016 and 2015. The Company evaluates transfers between levels at the end of each reporting period. There were no transfers of assets or liabilities between Level 1, Level 2 or Level 3 during the years ended December 31, 2016 or 2015.

Marketable securities

Marketable securities with maturities at purchase beyond one year, but less than twenty-four months, may be classified as short-term marketable securities based on their highly liquid nature and because such marketable securities represent the investment of cash that is available for current operations. Marketable securities with maturities at purchase beyond twenty-four months are classified as non-current. Available-for-sale securities are maintained by an investment manager and may consist of U.S. Treasury securities and government agency securities and corporate debt securities. Available-for-sale securities are carried at fair value with the unrealized gains and losses included in other comprehensive loss as a component of stockholders’ equity until realized. Any premium or discount arising at purchase is amortized and/or accreted to interest income and/or expense over the life of the instrument. Realized gains and losses are determined using the specific identification method and are included in other income.

If any adjustment to fair value reflects a decline in value of the investment, the Company considers all available evidence to evaluate the extent to which the decline is “other-than-temporary” and, if so, mark the investment to market through a charge to the Company’s statement of operations and comprehensive loss.

Restricted cash

Restricted cash consists of cash amounts held for specific or limited purposes and, therefore, not available for general operating activities. In June 2016, the Company secured a standby letter of credit of $2.4 million for the benefit of the landlord for the Company’s lease of approximately 23,578 square feet of office and laboratory space in the event of default. The restricted cash consists of cash providing security under the terms of the lease described in Note 13.

Property and equipment

Property and equipment consist of laboratory equipment, computer equipment and software, leasehold improvements, furniture and fixtures and office equipment. Property and equipment are stated at cost and depreciated using the straight-line method over the estimated useful lives of the respective assets:

• Laboratory equipment	5-7 years
• Computer equipment and software	3 years
• Leasehold improvements	shorter of asset’s useful life or remaining term of lease
• Furniture and fixtures	5 years
• Office equipment	5 years

Costs of major additions and betterments are capitalized; maintenance and repairs, which do not improve or extend the life of the respective assets, are charged to expense as incurred. Upon retirement or sale, the cost of the disposed asset and the related accumulated depreciation are removed from the accounts and the resulting gain or loss is recognized.

Impairment of long-lived assets

The Company periodically evaluates its long-lived assets for potential impairment in accordance with ASC Topic 360, Property, Plant and Equipment. Potential impairment is assessed when there is evidence that events or changes in circumstances indicate that the carrying amount of an asset may not be recovered. Recoverability of these assets is assessed based on undiscounted expected future cash flows from the assets, considering a number of factors, including past operating results, budgets and economic projections, market trends and product development cycles. If impairments are identified, assets are written down to their estimated fair value. The Company recognized an impairment charge of $1.4 million for the year ended December 31, 2016.

Offering costs

Deferred offering costs, which consist of direct incremental legal and professional accounting fees relating to preferred stock private placements and initial public offerings, are capitalized. The deferred offering costs are offset against the proceeds from the offering upon the consummation of the offering. In 2014, the Company’s initial public offering was delayed and the deferred offering costs for that offering in the amount of $1,920,000 were expensed.

Segment and geographic information

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision making group, in making decisions on how to allocate resources and assess performance. The Company’s chief operating decision maker is the chief executive officer. The Company and the chief operating decision maker view the Company’s operations and manage its business as one operating segment. The Company operates in only one geographic segment.

Net loss per share attributable to common stockholders

Prior to the IPO, the Company used the two-class method to compute net loss per common share attributable to common stockholders because the Company has issued securities, other than common stock, that contractually entitle the holders to participate in dividends and earnings of the Company. The two-class method requires earnings for the period to be allocated between common stock and participating securities based upon their respective rights to receive distributed and undistributed earnings. Historically, holders of the Company’s Series A, Series B, Series B-1, Series C and Series D convertible preferred stock were entitled, on a pari passu basis, to receive dividends when, as and if declared by the board of directors, prior and in preference to any declaration or payment of any dividend on the common stock until such time as the total dividends paid on each share of Series C and Series D convertible preferred stock is equal to its cumulative dividends. The Series A, Series B and Series B-1 convertible preferred stock would also be entitled to the dividend amount paid to common stockholders on an as-if-converted-to-common stock basis. As a result, all series of the Company’s convertible preferred stock were considered participating securities. All of the Company’s outstanding preferred stock was converted to common stock in connection with the IPO in October 2015.

Under the two-class method, for periods with net income, basic net income per common share is computed by dividing the net income attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period. Net income attributable to common stockholders is computed by subtracting from net income the portion of current year earnings that the participating securities would have been entitled to receive pursuant to their dividend rights had all of the year’s earnings been distributed. No such adjustment to earnings is made during periods with a net loss, as the holders of the participating securities have no obligation to fund losses. Diluted net loss per common share is computed by using the weighted-average number of shares of common stock outstanding. Due to net losses for the years ended December 31, 2016, 2015, and 2014, basic and diluted net loss per share attributable to common stockholders were the same, as the effect of all potentially dilutive securities would have been anti-dilutive.

Recent accounting pronouncements

In March 2016, the Financial Accounting Standards Board (FASB) issued ASU 2016-09, Compensation—Stock Compensation (Topic 718): Improvements to Employee Share Based Payment Accounting (“ASU 2016-09”) as part of the FASB simplification initiative. The new standard provides for changes to accounting for stock compensation including 1) excess tax benefits and tax deficiencies related to share-based payment awards will be recognized as income tax expense in the reporting period in which they occur; 2) excess tax benefits will be classified as an operating activity in the statement of cash flow; 3) the option to elect to estimate forfeitures or account for them when they occur; and 4) increase tax withholding requirements threshold to qualify for equity classification. ASU 2016-09 is effective for public companies for annual periods, and interim periods within those annual periods, beginning after December 15, 2016, and early adoption is permitted. The Company is currently evaluating the impact that ASU 2016-09 will have on the financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The new standard requires the recognition of assets and liabilities arising from lease transactions on the balance sheet and the disclosure of key information about leasing arrangements. Accordingly, a lessee will recognize a lease asset for its right to use the underlying asset and a lease liability for the corresponding lease obligation. Both the asset and liability will initially be measured at the present value of the future minimum lease payments over the lease term. Subsequent measurement, including the presentation of expenses and cash flows, will depend on the classification of the lease as either a finance or an operating lease. Initial costs directly attributable to negotiating and arranging the lease will be included in the asset. For leases with a term of twelve months or less, a lessee can make an accounting policy election by class of underlying asset to not recognize an asset and corresponding liability. Lessees will also be required to provide additional qualitative and quantitative disclosures regarding the amount, timing and uncertainty of cash flows arising from leases. These disclosures are intended to supplement the amounts recorded in the financial statements and provide additional information about the nature of an organization’s leasing activities. The new standard is effective for fiscal years beginning after December 15, 2018, and interim periods within those years, with early adoption permitted. In transition, lessees are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. The transition guidance also provides specific guidance for sale and leaseback transactions, build-to-suit leases and amounts previously recognized in accordance with the business combinations guidance for leases. The Company is currently evaluating our expected adoption method and the impact of this new standard on the financial statements.

In August 2014, the FASB issued ASU 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. The ASU is intended to define management’s responsibility to evaluate whether there is substantial doubt about an organization’s ability to continue as a going concern and to provide related footnote disclosures. For all entities, the ASU is effective for annual periods ending after December 15, 2016 and interim periods within annual periods beginning after December 15, 2016. The Company adopted this standard in 2016.